SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

On January 16, 2021, the Company passed a board resolution , pursuant to which the 2021 Performance Incentive Plan (the “2021 Plan”) was adopted. Under the 2021 Plan, an aggregate of 2,994,000 ordinary shares shall be reserved for issuance, and the share limit shall automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to (1) 5% of the total number of the Company’s outstanding ordinary shares on December 31 of the prior year, or (2) such lesser number as determined by the board of directors.

On January 7, 2022, the Company passed a board resolution, pursuant to which the vesting schedules and conditions of 2,060,308 share options granted to certain employees were modified. Share options as to which the applicable performance milestones have been met are no longer subject to the time-based vesting requirement. The share options vested (or to be vested) for each year (commencing from 2021) shall be equal to the lesser of (i) 25% of the total number of share options of each grantee (“Annual Cap”) and (ii) the number of shares as determined by the Compensation Committee based on the extent to which any performance milestones were achieved during that year (“Credited Shares”), plus any Credited Share of earlier years that have not previously vested due to the Annual Cap. In addition, the performance milestones applicable to the share options that remain outstanding were also modified. As a result of the modification, the Company recognized an incremental fair value of US$2,337,697.

On November 17, 2024, the Company passed a board resolution, pursuant to which 2,176,945 unvested performance-based options granted to certain management members and employees were cancelled, along with concurrent grant of a replacement award. As consideration of such replacement, the Company granted the same number of time-based share options to these individuals. These time-based share options will vest 50% per annum in 2025 and 2026, respectively. As a result of the modification, the Company recognized an incremental fair value of US$2,284,987 over the remaining requisite service period.

During the six months ended June 30, 2025, pursuant to the 2021 Plan, a total of 3,424,440 share options were granted to certain employees and external consultants, with exercise price ranging from US$1.14 to US$1.56. In addition, 23,893 ordinary shares were issued to certain employees as stock bonus during the six months ended June 30, 2025.

During the six months ended June 30, 2026, pursuant to the 2021 Plan, a total of 3,136,333 share options were granted to certain employees and external consultants, with exercise price ranging from US$2.03 to US$3.20.

The following table sets forth the share options activities for the six months ended June 30, 2025 and 2026:

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Granted	3,424,440	1.41	0.88	—	—
Exercised	(3,250)	1.08	0.66	—	—
Forfeited	(442,646)	3.11	2.12	—	—
Outstanding at June 30, 2025	12,825,784	2.23	2.07	8.40	2,046,458
Outstanding at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Granted	3,136,333	2.10	1.36	—	—
Exercised	(326,933)	1.27	1.68	—	—
Forfeited	(105,000)	1.96	1.25	—	—
Outstanding at June 30, 2026	15,120,754	2.20	1.80	7.99	25,196,630
Vested and expected to vest at June 30, 2026	15,120,754	2.20	1.80	7.99	25,196,630
Exercisable at June 30, 2025	4,863,411	3.49	3.96	6.86	759,771
Exercisable at June 30, 2026	7,301,789	2.76	2.57	7.02	12,010,060

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The aggregate fair value of the equity awards vested during the six months ended June 30, 2025 and 2026 was US$3,020,048 and US$2,138,449, respectively. As of June 30, 2026, the total unrecognized employee share - based compensation expense was US$6,862,141, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted - average period of 3.01 years as of June 30, 2026.

No RSUs were vested during the six months ended June 30, 2026. The total share-based compensation expense related to the RSUs recognized for six months ended June 30, 2026 was US$242,069. As of June 30, 2026, the total unrecognized share-based compensation expense related to the RSU was US$967,481, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted average period of 2.06 years as of June 30, 2026.

The fair value of RSUs was determined using the closing price for the Company’s ADSs, as reported by NASDAQ Global Market, of the grant date.

Fair value of share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

The assumptions used to estimate the fair value of the share options granted were as follows:

	For the Six Months Ended June 30,
	2025	2026
Risk‑free interest rate	4.24% - 4.49%	4.21% - 4.5%
Dividend yield	0%	0%
Expected volatility range	76.4% - 77.1%	76.0% - 78.6%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Total share-based compensation expenses recognized for the six months ended June 30, 2025 and 2026 were as follows:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Research and development expenses	1,393,980	1,373,432
Administrative expenses	636,355	758,326
Total share‑based compensation expenses	2,030,335	2,131,758